FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Finance Cost [Abstract]
Disclosure of finance expenses [Table Text Block]
	Years ended December 31,
	2020	2019
Interest expense	37,288	34,593
Finance expense - deferred revenue (Note 19)	5,172	4,154
Accretion on PER (Note 20)	550	1,577
Finance income	(249)	(1,202)
	42,761	39,122